Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2013
Fair Value Measurements [Abstract]
Summary of fair values for asset or liability

Description	September 30, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust	$43,385,733	$43,385,733		$-	$-
Liabilities:
Warrant liability	$3,948,533	$-	$		$3,948,533

Summary of reconciliation of the beginning and ending balances for liabilities

Balance – September 30, 2012	$-
Correction of an error	4,012,640
Issuance of 200,000 warrants as part of Units on November 29, 2012	104,745
Change in fair value	(168,851)
Balance – September 30, 2013	$3,948,533